Time charter revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Time charter revenue
12.	Time charter revenue

Operating revenue from significant customers (constituting more than 10% of total time charter revenue) was as follows:

	Year Ended December 31,
Charterer	2020	2019	2018
CMA CGM	50.60%	57.18%	80.41%
COSCO	6.85%	10.88%	—
MAERSK	14.13%	—	—
MSC	12.86%	—	—